Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Stock options issued for services	$ 1,160,726	$ 135,604
Net Operating Loss Carryforwards	35,154,469	27,783,834
Section 174 Expenditures	2,483,764	1,243,418
R&D Tax Credits	6,818,064	6,406,470
Interest carryforward	954,073
Other	481,565	469,896
Total gross deferred tax assets	47,052,660	36,039,222
Less Valuation Allowance	(47,011,175)	(35,566,934)
Net deferred tax assets	41,485	472,288
Deferred tax liabilities
Fixed Assets		101,757
Right of Use Asset	(25,298)	(113,698)
Amortization		13,080
Unrealized Fx gain (loss)	(776)	(473,427)
Other	(15,411)
Total gross deferred tax liabilities	(41,485)	(472,288)
Net deferred tax liabilities